Commitments and contingencies	12 Months Ended
Dec. 31, 2022
Statements [Line Items]
Commitments and contingencies [Text Block]

13. Commitments and contingencies

Commitments

The following table reflects the Company's contractual obligations as they fall due, excluding commitments and liabilities of the JV, as at December 31, 2022 and 2021:

	Within 1 year	1 - 5 years	Over 5 years	December 31, 2022	December 31, 2021
Accounts payable, accrued liabilities and payable due to related party	3,173	-	-	3,173	1,467
Long-term incentive plan (cash-settled awards)	2,521	195	-	2,716	1,547
Corporate office leases	127	221	-	348	501
Total	5,821	416	-	6,237	3,515

In addition to the above commitments, the Company has provided various parent company guarantees related to the unfunded portion of the AGM's reclamation bond in the amount of $5.9 million (December 31, 2021 - $5.9 million).

Contingencies

Due to the nature of its business, the Company and/or the AGM JV may be subject to regulatory investigations, claims, lawsuits and other proceedings in the ordinary course of its business. While the Company cannot reasonably predict the ultimate outcome of these actions, and inherent uncertainties exist in predicting such outcomes, the Company believes that the ultimate resolution of these actions is not reasonably likely to have a material adverse effect on the Company's or JV's financial condition or future results of operations.